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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2005
                                               -------------------------


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hocky Management Company, LLC
              ----------------------------------
Address:      105 South Bedford Road, Suite 310
              ----------------------------------
              Mount Kisco, New York  10549
              ----------------------------------

Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                               Place                                    Date of Signing:
            /S/ DAVID SACHS                       MT. KISCO NY                             7-28-2005
            ---------------                      -------------------                      -------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               27
                                                 -------------

Form 13F Information Table Value Total:            $ 244,551
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None

                                       2

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
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NAME OF ISSUER              TITLE OF CLASS  CUSIP     MARKET  SHARES/PRN AMT  SH/PRN PUT    INVESTMENT MANAGERS SOLE   SHARED  NONE
                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                      * 1000                         /CALL  DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL INC     COMMON STOCK   071813109   10574          285000 SH            SOLE                269600         15400
------------------------------------------------------------------------------------------------------------------------------------
CHARTER COMM INC DEL CL A    COMMON STOCK   16117M107     649          550000 SH            SOLE                516600         33400
------------------------------------------------------------------------------------------------------------------------------------
DST SYSTEMS INC-DEL          COMMON STOCK   233326107   16862          360300 SH            SOLE                339800         20500
------------------------------------------------------------------------------------------------------------------------------------
***DIAGEO PLC-SPONSORED ADR  COMMON STOCK   25243Q205   10994          185400 SH            SOLE                175200         10200
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS
   CORP-CL A                 COMMON STOCK   291525103    7165          405500 SH            SOLE                381400         24100
------------------------------------------------------------------------------------------------------------------------------------
FIRST ACCEPTANCE CORP        COMMON STOCK   318457108    8703          920000 SH            SOLE                869797         50203
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP              COMMON STOCK   319963104     401           10000 SH            SOLE                 10000
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORP               COMMON STOCK   34354P105   14800          489100 SH            SOLE                459900         29200
------------------------------------------------------------------------------------------------------------------------------------
***FOMENTO ECONOMICO
   MEXICANO                  COMMON STOCK   344419106   11974          201000 SH            SOLE                189500         11500
------------------------------------------------------------------------------------------------------------------------------------
GTECH HOLDINGS CORP          COMMON STOCK   400518106   19170          655600 SH            SOLE                617600         38000
------------------------------------------------------------------------------------------------------------------------------------
IAC/INTERACTIVECORP          COMMON STOCK   44919P102    1804           75007 SH            SOLE                 75007
------------------------------------------------------------------------------------------------------------------------------------
INTERMUNE INC                COMMON STOCK   45884X103    7172          550000 SH            SOLE                515200         34800
------------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO        COMMON STOCK   46625H100   10702          303000 SH            SOLE                283700         19300
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO                    COMMON STOCK   501044101    1675           88000 SH            SOLE                 88000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP SER
   A NEW                     COMMON STOCK   530718105    9267          909377 SH            SOLE                867498         41879
------------------------------------------------------------------------------------------------------------------------------------
LOWES CO INC                 COMMON STOCK   548661107   10008          171900 SH            SOLE                161900         10000
------------------------------------------------------------------------------------------------------------------------------------
NBTY INC                     COMMON STOCK   628782104   10835          417700 SH            SOLE                391700         26000
------------------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING COMPANY        COMMON STOCK   62985Q101   10875          554000 SH            SOLE                526200         27800
------------------------------------------------------------------------------------------------------------------------------------

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NAME OF ISSUER               TITLE OF CLASS  CUSIP      MARKET  SHARES/PRN AMT  SH/PRN PUT   INVESTMENT MANAGERS  SOLE   SHARED NONE
                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                        * 1000                        /CALL  DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OREGON STEEL MILLS INC       COMMON STOCK    686079104    5908           343300 SH           SOLE                  323300      20000
------------------------------------------------------------------------------------------------------------------------------------
PAXAR CORP                   COMMON STOCK    704227107    9319           525000 SH           SOLE                  494500      30500
------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE FOOD GROUP CO    COMMON STOCK    713755106    9660           319774 SH           SOLE                  301800      17974
------------------------------------------------------------------------------------------------------------------------------------
REWARDS NETWORK INC          COMMON STOCK    761557107    1628           301500 SH           SOLE                  285000      16500
------------------------------------------------------------------------------------------------------------------------------------
***SONY CORP-ADR NEW         COMMON STOCK    835699307    6819           198000 SH           SOLE                  184900      13100
------------------------------------------------------------------------------------------------------------------------------------
SPIRIT FINANCE CORPORATION   COMMON STOCK    848568309    9152           778900 SH           SOLE                  726600      52300
------------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO NEW             COMMON STOCK    886547108    8855           270300 SH           SOLE                  255500      14800
------------------------------------------------------------------------------------------------------------------------------------
***TYCO INTERNATIONAL LTD    COMMON STOCK    902124106   21030           720200 SH           SOLE                  679300      40900
------------------------------------------------------------------------------------------------------------------------------------
XEROX CORP                   COMMON STOCK    984121103    8550           620000 SH           SOLE                  586300      33700
------------------------------------------------------------------------------------------------------------------------------------

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                                                        244551                               No. of                0
                                                                                             Other
                                                                                             Managers
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

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